Share-based payments - Movements in options and award plans (Narrative) (Details)		12 Months Ended
		Dec. 31, 2019 shares £ / shares		Dec. 31, 2018 shares £ / shares
SVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement | shares	[1]	0		0
Outstanding at beginning of year/acquisition date, Weighted average	[1]	£ 0	[2]	£ 0
Granted in the year, weighted average exercise price	[1],[2]	0		0
Exercised/released in the year, weighted average exercise price	[1],[2]	0		0
Less: forfeited in the year, weighted average exercise price	[1],[2]	0		0
Less: expired in the year, weighted average exercise price	[1],[2]	0		0
Outstanding at end of year, Weighted average exercise price	[1],[2]	£ 0		£ 0
DSVP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement | shares	[1]	0		0
Outstanding at beginning of year/acquisition date, Weighted average	[1]	£ 0	[2]	£ 0
Granted in the year, weighted average exercise price	[1],[2]	0		0
Exercised/released in the year, weighted average exercise price	[1],[2]	0		0
Less: forfeited in the year, weighted average exercise price	[1],[2]	0		0
Less: expired in the year, weighted average exercise price	[1],[2]	0		0
Outstanding at end of year, Weighted average exercise price	[1],[2]	£ 0		£ 0
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement | shares	[1],[3]	32,376,000		23,556,000
Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement | shares		15,148,343
Outstanding at beginning of year/acquisition date, Weighted average	[1],[3]	£ 1.41		£ 1.41
Granted in the year, weighted average exercise price	[1],[3]	1.19		1.51
Exercised/released in the year, weighted average exercise price	[1],[3]	1.21		1.5
Less: forfeited in the year, weighted average exercise price	[1],[3]	1.51		1.54
Less: expired in the year, weighted average exercise price	[1],[3]	2.08		1.8
Outstanding at end of year, Weighted average exercise price	[1],[3]	£ 1.29		£ 1.41

[1]	Options/award granted over Barclays PLC shares.
[2]	Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.
[3]

The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 15,148,343 ). The weighted average exercise price relates to Sharesave.